PORTFOLIO OF INVESTMENTS

WESMARK SMALL COMPANY FUND

September 30, 2021 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-89.7%
COMMUNICATION SERVICES-1.8%
	Interactive Media & Services-1.8%
73,742	Cargurus, Inc.(1)	$2,316,236

TOTAL COMMUNICATION SERVICES		2,316,236

COMMUNICATIONS-0.5%
	Internet-0.5%
13,972	Upwork, Inc.(1)	629,159

TOTAL COMMUNICATIONS		629,159

CONSUMER, CYCLICAL-1.5%
	Entertainment-0.3%
8,260	Bally's Corp.(1)	414,156

	Home Builders-0.4%
5,550	Installed Building Products, Inc.	594,682

	Lodging-0.5%
11,332	Travel + Leisure Co.	617,934

	Retail-0.3%
2,324	Wingstop, Inc.	380,973

TOTAL CONSUMER, CYCLICAL		2,007,745

CONSUMER DISCRETIONARY-6.9%
	Automotive Retail-3.1%
3,120	Asbury Automotive Group, Inc.(1)	613,829
10,713	Lithia Motors, Inc., Class A	3,396,449
		4,010,278
	Consumer Electronics-1.5%
61,058	Sonos, Inc.(1)	1,975,837

	Industirals-2.3%
40,816	Korn Ferry	2,953,446

TOTAL CONSUMER DISCRETIONARY		8,939,561

CONSUMER STAPLES-1.2%
	Food-0.3%
11,087	BellRing Brands, Inc., Class A(1)	340,925

	Packaged Foods & Meats-0.9%
8,311	Freshpet, Inc.(1)	1,185,897

TOTAL CONSUMER STAPLES		1,526,822

Shares/Principal Amount		Value
ENERGY-1.9%
	Oil & Gas Equipment & Services-0.5%
30,121	ChampionX Corp.(1)	$673,506

	Oil & Gas Exploration & Production-1.0%
35,678	Antero Resources Corp.(1)	671,103
6,828	Cimarex Energy Co.	595,402
		1,266,505
	Oil&Gas-0.4%
52,748	Comstock Resources, Inc.(1)	545,942

TOTAL ENERGY		2,485,953

FINANCIALS-22.5%
	Asset Management & Custody Banks-1.9%
16,534	Focus Financial Partners, Inc., Class A(1)	865,886
45,729	Victory Capital Holdings, Inc., Class A	1,600,972
		2,466,858
	Insurance-0.3%
14,502	Jackson Financial, Inc., Class A(1)	377,052

	Investment Banking & Brokerage-4.6%
21,786	Moelis & Co., Class A	1,347,900
68,311	Stifel Financial Corp.	4,642,416
		5,990,316
	Investment Companies-0.5%
23,104	Compass Diversified Holdings	650,840

	Regional Banks-15.2%
27,827	Ameris Bancorp	1,443,665
34,808	Atlantic Union Bankshares Corp.	1,282,675
37,281	BancorpSouth Bank	1,110,228
62,942	BankUnited, Inc.	2,632,234
16,169	Banner Corp.	892,690
23,121	Community Bank System, Inc.	1,581,939
46,246	First Bancorp/Southern Pines, NC	1,989,040
120,427	First Foundation, Inc.	3,167,230
39,740	First Interstate BancSystem, Inc., Class A	1,599,932
52,504	Old National Bancorp	889,943
19,244	Pinnacle Financial Partners, Inc.	1,810,475
8,527	South State Corp.	636,711
28,160	Trustmark Corp.	907,315
		19,944,077
TOTAL FINANCIALS		29,429,143

HEALTH CARE-15.3%
	Health Care Distributors-0.9%
38,036	Patterson Cos., Inc.	1,146,405

	Health Care Equipment-1.4%
10,050	AtriCure, Inc.(1)	698,977
17,206	Integra LifeSciences Holdings Corp.(1)	1,178,267
		1,877,244

Shares/Principal Amount		Value
	Health Care Supplies-1.7%
50,028	Neogen Corp.(1)	$2,172,716

	Health Care Technology-2.6%
73,397	Vocera Communications, Inc.(1)	3,358,647

	Healthcare-Products-0.2%
7,780	DermTech, Inc.(1)	249,816

	Healthcare-Services-1.5%
6,316	Joint Corp.(1)	619,094
29,607	Surgery Partners, Inc.(1)	1,253,560
		1,872,654
	Life Sciences Tools & Services-7.0%
5,842	Charles River Laboratories International, Inc.(1)	2,410,818
8,632	ICON PLC(1)	2,261,757
51,944	Syneos Health, Inc.(1)	4,544,061
		9,216,636
TOTAL HEALTH CARE		19,894,118

INDUSTRIALS-16.0%
	Aerospace & Defense-1.7%
29,619	Moog, Inc., Class A	2,257,856

	Air Freight & Logistics-0.7%
10,473	Atlas Air Worldwide Holdings, Inc.(1)	855,435

	Building Products-1.4%
28,646	AAON, Inc.	1,871,730

	Commercial Services-0.5%
22,930	Driven Brands Holdings, Inc.(1)	662,448

	Construction & Engineering-6.8%
19,780	Construction Partners, Inc., Class A(1)	660,059
28,922	Granite Construction, Inc.	1,143,865
61,457	Quanta Services, Inc.	6,995,036
		8,798,960
	Construction Machinery & Heavy Trucks-2.1%
72,715	Shyft Group, Inc.	2,763,897

	Electric-1.2%
40,721	Evoqua Water Technologies Corp.(1)	1,529,481

	Machinery-Diversified-1.2%
14,705	Applied Industrial Technologies, Inc.	1,325,362
7,363	Hydrofarm Holdings Group, Inc.(1)	278,690
		1,604,052
	Transportation-0.4%
25,529	Schneider National, Inc., Class B	580,529

TOTAL INDUSTRIALS		20,924,388

Shares/Principal Amount		Value
INFORMATION TECHNOLOGY-18.8%
	Application Software-6.4%
81,254	Box, Inc., Class A(1)	$1,923,282
63,590	LivePerson, Inc.(1)	3,748,630
61,666	PagerDuty, Inc.(1)	2,554,206
		8,226,118
	Data Processing & Outsourced Services-1.7%
89,495	I3 Verticals, Inc., Class A(1)	2,166,674

	Electronic Components-1.3%
91,551	Knowles Corp.(1)	1,715,666

	Electronic Equipment & Instruments-1.3%
17,549	OSI Systems, Inc.(1)	1,663,645

	IT Consulting & Other Services-0.8%
12,363	Science Applications International Corp.	1,057,778

	Systems Software-4.3%
6,656	Qualys, Inc.(1)	740,746
23,833	Rapid7, Inc.(1)	2,693,606
34,343	Varonis Systems, Inc.(1)	2,089,772
		5,524,124
	Technology Hardware, Storage & Peripherals-2.3%
117,410	Pure Storage, Inc., Class A(1)	2,954,036

	Telecommunications-0.7%
70,262	CommScope Holding Co., Inc.(1)	954,861

TOTAL INFORMATION TECHNOLOGY		24,262,902

MATERIALS-0.6%
	Chemicals-0.6%
17,913	Diversey Holdings, Ltd.(1)	287,325
4,400	HB Fuller Co.	284,064
2,300	Stepan Co.	259,762
		831,151
TOTAL MATERIALS		831,151

TECHNOLOGY-2.7%
	Computers-0.3%
50,193	Desktop Metal, Inc., Class A(1)	359,884

	Semiconductors-1.7%
14,776	SMART Global Holdings, Inc.(1)	657,532
36,129	Ultra Clean Holdings, Inc.(1)	1,539,095
		2,196,627

Shares/Principal Amount		Value
	Software-0.7%
9,496	Cerence, Inc.(1)	$912,661

TOTAL TECHNOLOGY		3,469,172

TOTAL COMMON STOCKS
(Cost $63,937,185)		116,716,350

EXCHANGE TRADED FUNDS-4.9%
1,192	iShares® Russell 2000® ETF	260,750
28,317	Vanguard® Small-Cap ETF	6,192,078

TOTAL EXCHANGE TRADED FUNDS
(Cost $6,361,899)		6,452,828

SHORT TERM INVESTMENTS-5.9%
	Mutual Funds-5.9%
7,691,724	Federated Hermes Government Obligations Fund, Premier Class, 7-Day Yield 0.030% (at net asset value)	7,691,724

TOTAL SHORT TERM INVESTMENTS
(Cost $7,691,724)		7,691,724

TOTAL INVESTMENTS-100.5%
(Cost $77,990,808)		130,860,902
OTHER ASSETS AND LIABILITIES-NET(2)-(0.5)%		(666,390)
NET ASSETS-100.0%		$130,194,512

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets as of September 30, 2021.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK LARGE COMPANY FUND

September 30, 2021 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-96.7%
COMMUNICATION SERVICES-2.2%
	Cable & Satellite-2.2%
151,453	Comcast Corp., Class A	$8,470,766

TOTAL COMMUNICATION SERVICES		8,470,766

CONSUMER, CYCLICAL-0.3%
	Retail-0.3%
3,077	Lululemon Athletica, Inc.(1)	1,245,262

TOTAL CONSUMER, CYCLICAL		1,245,262

CONSUMER DISCRETIONARY-9.6%
	Auto Parts & Equipment-1.0%
26,248	Aptiv PLC(1)	3,910,165

	Casino & Gaming-0.4%
32,470	DraftKings, Inc., Class A(1)	1,563,755

	Footwear-0.5%
12,910	NIKE, Inc., Class B	1,874,919

	Home Improvement Retail-2.9%
34,000	Home Depot, Inc.	11,160,840

	Internet & Direct Marketing Retail-4.8%
5,694	Amazon.com, Inc.(1)	18,705,018

TOTAL CONSUMER DISCRETIONARY		37,214,697

CONSUMER STAPLES-3.6%
	Distillers & Vintners-2.0%
36,000	Constellation Brands, Inc., Class A	7,584,840

	Packaged Foods & Meats-1.6%
110,000	Mondelez International, Inc., Class A	6,399,800

TOTAL CONSUMER STAPLES		13,984,640

ENERGY-0.9%
	Energy Equipment & Services-0.1%
18,388	Schlumberger, Ltd.	545,020

	Energy-Alternate Sources-0.3%
6,723	Enphase Energy, Inc.(1)	1,008,248

	Oil & Gas Exploration & Production-0.4%
28,837	Devon Energy Corp.	1,024,002
5,085	Diamondback Energy, Inc.	481,397
		1,505,399
Shares/Principal Amount		Value
	Oil&Gas Services-0.1%
15,315	Baker Hughes Co.	$378,740

TOTAL ENERGY		3,437,407

FINANCIALS-10.2%
	Asset Management & Custody Banks-4.8%
21,000	BlackRock, Inc.	17,611,860
49,026	Invesco Ltd.	1,182,017
		18,793,877
	Investment Banking & Brokerage-3.9%
9,747	The Goldman Sachs Group, Inc.	3,684,658
116,509	Morgan Stanley	11,337,491
		15,022,149
	Regional Banks-1.2%
96,977	Citizens Financial Group, Inc.	4,555,979

	Specialized Finance-0.3%
6,281	Nasdaq, Inc.	1,212,359

TOTAL FINANCIALS		39,584,364

HEALTH CARE-19.6%
	Biotechnology-3.3%
46,848	AbbVie, Inc.	5,053,495
31,344	Amgen, Inc.	6,665,302
5,362	Vertex Pharmaceuticals, Inc.(1)	972,613
		12,691,410
	Health Care Equipment-3.2%
83,587	Abbott Laboratories	9,874,132
17,630	Zimmer Biomet Holdings, Inc.	2,580,327
		12,454,459
	Healthcare-Products-0.3%
10,146	Edwards Lifesciences Corp.(1)	1,148,629

	Life Sciences Tools & Services-4.3%
33,894	IQVIA Holdings, Inc.(1)	8,118,969
15,000	Thermo Fisher Scientific, Inc.	8,569,950
		16,688,919
	Managed Health Care-4.0%
40,000	UnitedHealth Group, Inc.	15,629,600

	Pharmaceuticals-4.5%
159,612	Elanco Animal Health, Inc.(1)	5,090,027
57,000	Merck & Co., Inc.	4,281,270
41,005	Zoetis, Inc.	7,960,711
		17,332,008
TOTAL HEALTH CARE		75,945,025

INDUSTRIALS-8.8%
	Aerospace & Defense-1.8%
80,955	Raytheon Technologies Corp.	6,958,892

	Construction Machinery & Heavy Equipment-0.5%
7,756	Cummins, Inc.	1,741,687

Shares/Principal Amount		Value
	Engineering & Construction-1.6%
46,838	Jacobs Engineering Group, Inc.	$6,207,440

	Industrial Conglomerates-2.2%
19,500	Roper Technologies, Inc.	8,699,535

	Industrial Machinery-1.7%
20,201	Parker-Hannifin Corp.	5,648,604
5,421	Stanley Black & Decker, Inc.	950,355
		6,598,959
	Internet-0.2%
16,032	Uber Technologies, Inc.(1)	718,234

	Trading Companies & Distributors-0.8%
9,316	United Rentals, Inc.(1)	3,269,264

TOTAL INDUSTRIALS		34,194,011

INFORMATION TECHNOLOGY-23.9%
	Application Software-5.7%
11,922	Adobe, Inc.(1)	6,863,734
56,178	salesforce.com, Inc.(1)	15,236,597
		22,100,331
	Data Processing & Outsourced Services-4.4%
26,162	Mastercard, Inc., Class A	9,096,004
31,251	PayPal Holdings, Inc.(1)	8,131,823
		17,227,827
	IT Consulting & Other Services-2.1%
25,231	Accenture PLC, Class A	8,071,902

	Semiconductor Equipment-0.9%
32,636	Teradyne, Inc.	3,562,872

	Semiconductors-5.1%
31,211	Broadcom, Inc.	15,135,150
99,073	ON Semiconductor Corp.(1)	4,534,571
		19,669,721
	Systems Software-5.7%
37,388	Microsoft Corp.	10,540,425
67,516	Oracle Corp.	5,882,669
9,268	ServiceNow, Inc.(1)	5,767,198
		22,190,292
TOTAL INFORMATION TECHNOLOGY		92,822,945

INTERACTIVE MEDIA & SERVICES-7.0%
	Internet Software & Services-7.0%
6,000	Alphabet, Inc., Class A(1)	16,041,120
33,500	Facebook, Inc., Class A(1)	11,369,565
		27,410,685
TOTAL INTERACTIVE MEDIA & SERVICES		27,410,685

Shares/Principal Amount		Value
MATERIALS-1.2%
	Specialty Chemicals-1.2%
33,130	PPG Industries, Inc.	$4,737,921

TOTAL MATERIALS		4,737,921

MOVIES & ENTERTAINMENT-2.4%
	Communication Services-2.4%
55,000	Walt Disney Co.(1)	9,304,350

TOTAL MOVIES & ENTERTAINMENT		9,304,350

REGIONAL BANKS-2.1%
	Banks-2.1%
12,558	SVB Financial Group(1)	8,123,519

TOTAL REGIONAL BANKS		8,123,519

TECHNOLOGY HARDWARE & STORAGE-4.9%
	Communications Equipment-4.9%
133,953	Apple, Inc.	18,954,349

TOTAL TECHNOLOGY HARDWARE & STORAGE		18,954,349

TOTAL COMMON STOCKS
(Cost $141,173,598)		375,429,941

EXCHANGE TRADED FUNDS-2.0%
18,241	SPDR S&P 500® ETF Trust	7,827,943

TOTAL EXCHANGE TRADED FUNDS
(Cost $7,983,059)		7,827,943

SHORT TERM INVESTMENTS-1.5%
	Mutual Funds-1.5%
5,847,872	Federated Hermes Government Obligations Fund, Premier Class, 7-Day Yield 0.030% (at net asset value)	5,847,872

TOTAL SHORT TERM INVESTMENTS
(Cost $5,847,872)	5,847,872

TOTAL INVESTMENTS-100.2%
(Cost $155,004,529)	389,105,756
OTHER ASSETS AND LIABILITIES-NET(2)-(0.2)%	(870,965)
NET ASSETS-100.0%	$388,234,791

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets as of September 30, 2021.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK BALANCED FUND

September 30, 2021 (Unaudited)

Shares/Principal Amount		Value
COMMON STOCKS-67.3%
COMMUNICATION SERVICES-1.2%
	Cable & Satellite-1.2%
25,879	Comcast Corp., Class A	$1,447,412

TOTAL COMMUNICATION SERVICES		1,447,412

CONSUMER DISCRETIONARY-4.2%
	General Merchandise Stores-2.3%
12,069	Target Corp.	2,761,025

	Home Improvement Retail-1.6%
9,076	Lowe's Cos, Inc.	1,841,157

	Restaurants-0.3%
800	Domino's Pizza, Inc.	381,568

TOTAL CONSUMER DISCRETIONARY		4,983,750

CONSUMER STAPLES-6.9%
	Food Distributors-1.0%
14,902	Sysco Corp.	1,169,807

	Hypermarkets & Super Centers-1.0%
8,364	Walmart, Inc.	1,165,774

	Packaged Foods & Meats-2.9%
56,067	Conagra Brands, Inc.	1,898,989
25,000	General Mills, Inc.	1,495,500
		3,394,489
	Soft Drinks-2.0%
16,000	PepsiCo, Inc.	2,406,560

TOTAL CONSUMER STAPLES		8,136,630

ENERGY-2.2%
	Integrated Oil & Gas-1.9%
21,913	Chevron Corp.	2,223,074

	Oil & Gas Equipment & Services-0.0%
2,500	Halliburton Co.	54,050

	Oil & Gas Refining & Marketing-0.3%
5,117	Valero Energy Corp.	361,107

TOTAL ENERGY		2,638,231

FINANCIALS-12.8%
	Asset Management & Custody Banks-1.5%
4,100	Northern Trust Corp.	442,021

Shares/Principal Amount		Value
15,471	State Street Corp.	$1,310,703
		1,752,724
	Consumer Finance-2.5%
24,497	Discover Financial Services	3,009,456

	Diversified Banks-3.6%
13,409	JPMorgan Chase & Co.	2,194,919
34,000	US Bancorp	2,020,960
		4,215,879
	Investment Banking & Brokerage-1.2%
3,805	The Goldman Sachs Group, Inc.	1,438,404

	Private Equity-0.2%
1,807	Blackstone, Inc.	210,226

	Regional Banks-3.4%
8,000	PNC Financial Services Group, Inc.	1,565,120
42,928	Truist Financial Corp.	2,517,727
		4,082,847
	REITS-0.4%
3,500	Realty Income Corp.	227,010
766	SBA Communications Corp.	253,217
		480,227
TOTAL FINANCIALS		15,189,763

HEALTH CARE-15.2%
	Biotechnology-5.2%
31,333	AbbVie, Inc.	3,379,891
9,500	Amgen, Inc.	2,020,175
11,000	Gilead Sciences, Inc.	768,350
		6,168,416
	Health Care Equipment-1.8%
17,000	Medtronic PLC	2,130,950

	Health Care Services-2.1%
30,000	CVS Health Corp.	2,545,800

	Pharmaceuticals-6.1%
10,319	Eli Lilly & Co.	2,384,205
29,717	Merck & Co., Inc.	2,232,044
60,000	Pfizer, Inc.	2,580,600
		7,196,849
TOTAL HEALTH CARE		18,042,015

INDUSTRIALS-5.6%
	Air Freight & Logistics-1.5%
9,508	United Parcel Service, Inc., Class B	1,731,407

	Construction & Farm Machinery & Heavy Trucks-0.1%
519	Deere & Co.	173,901

	Construction Machinery & Heavy Equipment-1.4%
8,825	Caterpillar, Inc.	1,694,135

Shares/Principal Amount		Value
	Electrical Components & Equipment-1.7%
22,000	Emerson Electric Co.	$2,072,400

	Industrial Conglomerates-0.9%
5,971	3M Co.	1,047,433

TOTAL INDUSTRIALS		6,719,276

INFORMATION TECHNOLOGY-9.1%
	Communications Equipment-2.7%
58,222	Cisco Systems, Inc.	3,169,023

	Semiconductor Equipment-1.6%
14,272	Applied Materials, Inc.	1,837,235

	Semiconductors-4.8%
34,799	Intel Corp.	1,854,091
1,473	Skyworks Solutions, Inc.	242,721
18,371	Texas Instruments, Inc.	3,531,090
		5,627,902
TOTAL INFORMATION TECHNOLOGY		10,634,160

MATERIALS-1.8%
	Commodity Chemicals-1.4%
28,469	Dow Chemical Co.	1,638,676

	Paper Packaging-0.4%
9,137	Sealed Air Corp.	500,616

TOTAL MATERIALS		2,139,292

TECHNOLOGY HARDWARE & STORAGE-5.9%
	Communications Equipment-5.9%
49,500	Apple, Inc.	7,004,250

TOTAL TECHNOLOGY HARDWARE & STORAGE		7,004,250

TELECOMMUNICATION SERVICES-0.9%
	Integrated Telecommunication Services-0.9%
20,000	Verizon Communications, Inc.	1,080,200

TOTAL TELECOMMUNICATION SERVICES		1,080,200

UTILITIES-1.5%
	Electric Utilities-0.8%
9,886	Duke Energy Corp.	964,775

	Multi-Utilities-0.7%
12,000	Dominion Energy, Inc.	876,240

TOTAL UTILITIES		1,841,015

TOTAL COMMON STOCKS
(Cost $46,006,917)		79,855,994

Shares/Principal Amount		Value
EXCHANGE TRADED FUNDS-2.5%
4,626	SPDR S&P 500® ETF Trust	$1,985,202
12,100	Vanguard® Short-Term Corporate Bond ETF	997,161

TOTAL EXCHANGE TRADED FUNDS
(Cost $3,014,780)		2,982,363

CORPORATE BONDS-19.3%
	Banks-2.0%
$500,000	Citigroup, Inc., 4.450%, 9/29/2027	569,004
500,000	Fifth Third Bank NA, 3.850%, 3/15/2026	551,203
150,000	PNC Bank NA, 2.700%, 10/22/2029	157,380
1,000,000	Wells Fargo & Co., Subordinated Notes, 3.450%, 2/13/2023	1,041,027
		2,318,614
	Chemicals-0.6%
250,000	Ecolab, Inc., 1.300%, 1/30/2031	235,780
500,000	PPG Industries, Inc., 1.200%, 3/15/2026	498,093
		733,873
	Commercial Services-0.4%
500,000	PayPal Holdings, Inc., 2.650%, 10/1/2026	534,620

	Consumer Finance-0.4%
500,000	Capital One Financial Corp., 3M US L + 0.95%, 3/9/2022(1)	501,488

	Diversified Financial Services-1.6%
500,000	American Express Co., 3.400%, 2/22/2024	532,253
500,000	American Express Co., 3.000%, 10/30/2024	533,902
250,000	BlackRock, Inc., 1.900%, 1/28/2031	250,067
250,000	Legg Mason, Inc., 4.750%, 3/15/2026	286,846
250,000	Charles Schwab Corp., 1.650%, 3/11/2031	240,994
		1,844,062
	Diversified Manufacturing-0.9%
1,000,000	3M Co., 3.375%, 3/1/2029	1,102,105

	Diversified Telecommunication-0.8%
1,000,000	Verizon Communications, Inc., Sr. Unsecured Notes, 3M US L + 1.00%, 3/16/2022(1)	1,004,466

	Environmental Control-0.9%
500,000	Republic Services, Inc., 3.200%, 3/15/2025	533,969
500,000	Waste Management, Inc., 3.500%, 5/15/2024	531,703
		1,065,672

Shares/Principal Amount		Value
	Industrial Gases-0.8%
$835,000	Air Products & Chemicals, Inc., Sr. Unsecured Notes, 3.350%, 7/31/2024	$893,762

	Internet-0.2%
250,000	Expedia Group, Inc., 3.800%, 2/15/2028	271,528

	Internet Software & Services-1.7%
2,000,000	Ebay, Inc., Sr. Unsecured Notes, 3M US L + 0.87%, 1/30/2023(1)	2,021,089

	Investment Banking & Brokerage-1.3%
1,000,000	Goldman Sachs Group, Inc., Sr. Unsecured Notes, 3M US L + 1.60%, 11/29/2023(1)	1,029,383
500,000	Goldman Sachs Group, Inc., 2.600%, 2/7/2030	514,908
		1,544,291
	Machinery-Constr&Mining-0.2%
250,000	Caterpillar, Inc., 1.900%, 3/12/2031	248,981

	Miscellaneous Manufacture-0.4%
500,000	Parker-Hannifin Corp., 3.250%, 6/14/2029	538,110

	Pharmaceuticals-2.1%
500,000	AbbVie, Inc., 2.600%, 11/21/2024	525,783
500,000	AbbVie, Inc., 3.200%, 11/21/2029(2)	539,078
250,000	Bristol-Myers Squibb Co., 3.900%, 2/20/2028	282,815
1,000,000	CVS Health Corp., 4.300%, 3/25/2028	1,141,614
		2,489,290
	Regional Banks-1.8%
1,000,000	PNC Bank NA, Sr. Unsecured Notes, 3M US L + 0.50%, 7/27/2022(1)	1,003,914
1,000,000	PNC Bank NA, Sr. Unsecured Notes, 3.250%, 6/1/2025	1,078,674
		2,082,588
	Restaurants-0.5%
500,000	McDonald's Corp., 3.600%, 7/1/2030	556,496

	Retail-1.2%
250,000	Dollar Tree, Inc., 4.200%, 5/15/2028	281,843
500,000	Lowe's Cos., Inc., 3.100%, 5/3/2027	541,394
500,000	O'Reilly Automotive, Inc., 4.350%, 6/1/2028	574,848
		1,398,085
	Software & Services-1.0%
400,000	Autodesk, Inc., Sr. Unsecured Notes, 3.600%, 12/15/2022	411,655

Shares/Principal Amount		Value
$750,000	Oracle Corp., Sr. Unsecured Notes, 3.400%, 7/8/2024	$801,065
		1,212,720
	Transportation Services-0.5%
500,000	FedEx Corp., 4.250%, 5/15/2030	574,281

TOTAL CORPORATE BONDS
(Cost $22,843,668)		22,936,121

U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS-1.6%
	Federal Home Loan Mortgage Corp.-0.3%
259,263	Series 2015-4517, Class PC, 2.500%, 5/15/2044	267,521

	Federal National Mortgage Association-0.6%
699,662	Series 2019-51, Class JD, 2.500%, 9/25/2049	718,059

	Government National Mortgage Association-0.7%
807,858	Series 2018-126, Class DA, 3.500%, 1/20/2048	850,671

TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,764,350)		1,836,251

COMMERCIAL MORTGAGE-BACKED SECURITIES-1.8%
	Commercial Mortgage-Backed Securities-1.8%
1,500,000	Series 2015-UBS8, Class A4, 3.809%, 11/15/2025	1,634,146
434,959	Series 2012-C3, Class A4, 3.091%, 9/10/2022	441,942
		2,076,088
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $1,974,617)		2,076,088

U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES-4.2%
	Federal Home Loan Bank-0.4%
450,000	5.250%, 6/10/2022	466,092

	Federal Home Loan Mortgage Corp.-0.5%
110,675	Pool G18527, 3.000%, 10/1/2029	116,859
462,284	Pool 18707, 3.500%, 9/1/2033	494,426
		611,285
	Federal National Mortgage Association-2.8%
410,481	Pool AM3301, 2.350%, 5/1/2023	419,478
732,867	Pool BL5389, 2.710%, 5/1/2027	784,024
613,876	Pool AM6756, 3.570%, 10/1/2029	690,501
248,418	Pool MA3621, 3.500%, 3/1/2039	262,843
303,042	Pool BN4896, 4.000%, 1/1/2049	324,840
225,018	Pool MA3592, 4.000%, 2/1/2049	241,044

Shares/Principal Amount		Value
$636,444	Pool BP4338, 1Y US TI + 1.94%, 3/1/2049(1)	$664,923
		3,387,653
	Small Business Administration Pools-0.5%
164,823	PRIME - 2.50%, 1/25/2042(1)	167,875
393,066	PRIME - 2.60%, 7/25/2042(1)	399,446
		567,321
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES
(Cost $4,836,686)		5,032,351

TAXABLE MUNICIPAL BONDS-2.0%
	Michigan-0.2%
270,000	Belding Area Schools, General Obligation Unlimited Bonds, 6.700%, 5/1/2027	271,122

	Ohio-0.8%
865,000	Columbus-Franklin County Finance Authority, 4.490%, 11/15/2032	960,055

	Pennsylvania-0.5%
450,000	Commonwealth Financing Authority, 4.014%, 6/1/2033	521,834

	West Virginia-0.5%
575,000	Marshall University, 3.177%, 5/1/2029	599,912

TOTAL TAXABLE MUNICIPAL BONDS
(Cost $2,223,862)		2,352,923

NON-TAXABLE MUNICIPAL BONDS-0.4%
	Utah-0.4%
450,000	Utah Transit Authority, 3.393%, 12/15/2036	474,165

TOTAL NON-TAXABLE MUNICIPAL BONDS
(Cost $456,711)		474,165

SHORT TERM INVESTMENTS-1.5%
	Mutual Funds-1.5%
1,724,563	Federated Hermes Government Obligations Fund, Premier Class, 7-Day Yield 0.030% (at net asset value)	1,724,563

TOTAL SHORT TERM INVESTMENTS
(Cost $1,724,563)		1,724,563

TOTAL INVESTMENTS-100.6%
(Cost $84,846,154)		119,270,819
OTHER ASSETS AND LIABILITIES-NET(3)-(0.6)%		(725,941)
NET ASSETS-100.0%		$118,544,878

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

Reference Rates:

3M US L - 3 Month LIBOR as of September 30, 2021 was 0.13%

1Y US TI - 1 Year US Treasury Bill as of  September 30, 2021 was 0.07%

PRIME - US Prime Rate as of September 30, 2021 was 3.25%

(1)	Floating or variable rate security. The reference rate is described above. The Rate in effect as of September 30, 2021 is based on the reference rate plus the displayed spread as of the security's last reset date.
(2)	Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2021, these securities amounted to a value of $539,078 or 0.45% of net assets. These Securities have been determined to be liquid pursuant to procedures adopted by the board.
(3)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets as of September 30, 2021.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK GOVERNMENT BOND FUND

September 30, 2021 (Unaudited)

Shares/Principal Amount		Value
U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS-56.6%
	Agency Collat CMO-3.0%
$313,308	Series 2003-55, Class 1A3A, 1M US L + 0.40%, 3/25/2043(1)	$313,735
820,174	Series 2004-W14, Class 1AF, 1M US L + 0.40%, 7/25/2044(1)	821,061
871,129	Series 2010-59, Class FL, 1M US L + 0.50%, 5/20/2040(1)	878,139
1,128,840	Series 2012-273, Class 40, 4.000%, 8/15/2042	1,206,140
4,063,247	Series 2014-330, Class F4, 1M US L + 0.35%, 10/15/2037(1)	4,089,999
		7,309,074

	Agency Collat PAC CMO-14.8%
2,330,474	Series 2014-25, Class PA, 2.250%, 1/20/2044	2,417,283
637,947	Series 2019-99, Class GA, 3.500%, 7/20/2049	659,781
651,083	Series 2019-153, Class MP, 3.000%, 6/20/2049	670,040
4,711,360	Series 2020-5020, Class TP, 2.000%, 10/25/2050	4,755,637
8,206,207	Series 2020-134, Class ED, 2.000%, 9/20/2050	8,430,659
4,695,878	Series 2020-134, Class GD, 2.000%, 9/20/2050	4,793,427
4,821,021	Series 2021-23, Class TE, 1.000%, 2/20/2051	4,773,565
9,304,291	Series 2021-18, Class MC, 1.500%, 3/25/2051	9,250,633
		35,751,025

	Commercial MBS-23.2%
506,102	Series 2019-SB58, Class A10H, 3.730%, 10/25/2038(1)	535,416
343,437	Series 2019-SB60, Class A10H, 3.500%, 1/25/2029(1)	363,135
7,056,469	Series 2019-KF60, Class A, 1M US L + 0.49%, 2/25/2026(1)	7,089,824
2,383,256	Series 2019-KF67, Class A, 1M US L + 0.52%, 8/25/2029(1)	2,402,229
2,888,342	Series 2019-KF73, Class AL, 1M US L + 0.60%, 11/25/2029(1)	2,916,210
3,862,961	Series 2020-8, Class B, 2.600%, 1/16/2061	3,920,570
5,022,350	Series 2020-118, Class AL, 1.750%, 6/16/2062	4,794,833
4,656,833	Series 2020-Q013, Class APT2, 1.286%, 5/25/2050(1)	4,638,673

Shares/Principal Amount		Value
$974,249	Series 2020-128, Class AN, 1.500%, 10/16/2062	$928,451
5,005,657	Series 2020-150, Class AM, 1.400%, 12/16/2062	4,782,189
2,763,255	Series 2020-177, Class DA, 1.250%, 6/16/2062	2,570,607
5,826,192	Series 2021-45, Class AD, 1.500%, 4/16/2063	5,746,542
5,490,838	Series 2021-150, Class AP, 1.750%, 11/16/2063	5,363,023
9,984,659	Series 2021-147, Class DQ, 1.350%, 5/16/2056	9,830,571
		55,882,273

	Federal Home Loan Mortgage Corp.-1.9%
585,532	Series 2012-276, Class 25, 2.500%, 9/15/2042	606,894
357,279	Series 2015-4531, Class PD, 2.500%, 5/15/2043, REMIC	362,144
149,851	Series 2015-4537, Class AB, 3.000%, 1/15/2043, REMIC	150,387
1,282,340	Series 2016-4629, Class QG, 2.500%, 11/15/2046, REMIC	1,323,781
1,277,447	Series 2016-4631, Class AE, 3.500%, 5/15/2044, REMIC	1,327,568
755,095	Series 2017-4661, Class AC, 4.000%, 4/15/2043, REMIC	777,181
81,999	Series 2017-4680, Class TA, 4.000%, 7/15/2044, REMIC	82,124
		4,630,079

	Federal National Mortgage Association-5.7%
383,963	Series 2003-39, Class JC, 4.000%, 5/25/2033, REMIC	421,325
640,145	Series 2003-44, Class Q, 3.500%, 6/25/2033, REMIC	684,705
1,104,260	Series 2003-W18, Class 2A, 3.479%, 6/25/2043, REMIC (1)	1,162,268
658,186	Series 2010-99, Class CP, 2.750%, 8/25/2040, REMIC	685,479
1,236,209	Series 2013-20, Class YA, 2.000%, 3/25/2042, REMIC	1,270,518
803,866	Series 2013-102, Class DG, 3.000%, 5/25/2032, REMIC	832,690
167,948	Series 2014-4, Class KA, 3.000%, 1/25/2044, REMIC	177,758
621,828	Series 2016-16, Class PD, 3.000%, 12/25/2044, REMIC	637,320
1,310,583	Series 2016-90, Class DA, 3.000%, 8/25/2046, REMIC	1,350,139
1,615,344	Series 2016-95, Class L, 2.500%, 6/25/2046, REMIC	1,692,026
435,881	Series 2017-1, Class JP, 3.500%, 4/25/2045, REMIC	441,537
1,766,962	Series 2017-89, Class PL, 3.000%, 6/25/2043, REMIC	1,806,881
1,299,916	Series 2018-3, Class LD, 3.000%, 8/25/2046, REMIC	1,337,537

Shares/Principal Amount		Value
$1,100,144	Series 2019-74, Class LB, 3.000%, 10/25/2049	$1,130,877
		13,631,060

	Government National Mortgage Association-2.7%
2,187,763	Series 2005-26, Class ZA, 5.500%, 1/20/2035	2,401,309
256,825	Series 2012-50, Class ED, 2.250%, 8/20/2040	263,530
900,274	Series 2013-38, Class KA, 1.250%, 2/20/2042	903,614
527,968	Series 2016-55, Class JA, 3.500%, 4/20/2046	567,255
2,313,814	Series 2016-77, Class MB, 2.000%, 9/20/2045	2,355,598
		6,491,306

	Other ABS-5.3%
2,617,117	Series 2007-20F, Class 1, 5.710%, 6/1/2027	2,856,687
3,810,751	Series 2010-20C, Class 1, 4.190%, 3/1/2030	4,116,408
1,284,360	Series 2015-20D, Class 1, 2.510%, 4/1/2035	1,341,239
4,500,000	Series 2021-1656, Class AF, 1.650%, 10/16/2063	4,442,344
		12,756,678

TOTAL U.S. GOVERNMENT AGENCY - COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $136,052,132)		136,451,495

U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES-16.4%
	Federal Farm Credit Banks Funding Corp.-0.8%
2,000,000	Federal Farm Credit Banks Funding Corp., 1.140%, 8/20/2029	1,951,197

	Federal Home Loan Banks-1.2%
3,000,000	Federal Home Loan Banks, 1.290%, 12/30/2030	2,908,689

	Federal Home Loan Mortgage Corp.-1.4%
368,794	Freddie Mac Gold Pool, Pool C91361, 4.000%, 3/1/2031	400,801
183,325	Freddie Mac Gold Pool, Pool T65458, 3.500%, 2/1/2048	191,375
349,263	Freddie Mac Non Gold Pool, Pool 2B7395, 12M US L + 1.63%, 3/1/2049(1)	363,924
2,208,744	Freddie Mac Pool, Pool QA6315, 3.500%, 1/1/2050	2,397,936
		3,354,036
	Federal National Mortgage Association-2.9%
1,369,068	Fannie Mae Pool, Pool MA0641, 4.000%, 2/1/2031	1,487,660

Shares/Principal Amount		Value
$600,838	Fannie Mae Pool, Pool MA0695, 4.000%, 4/1/2031	$652,889
372,956	Fannie Mae Pool, Pool MA0756, 4.000%, 6/1/2031	405,263
1,011,662	Fannie Mae Pool, Pool MA0818, 4.000%, 8/1/2031	1,099,329
1,440,379	Fannie Mae Pool, Pool AL5169, 4.000%, 4/1/2034	1,568,467
1,249,586	Fannie Mae Pool, Pool 995026, 6.000%, 9/1/2036	1,463,610
352,972	Fannie Mae Pool, Pool AL6620, 4.500%, 8/1/2042	393,281
		7,070,499
	FGLMC Collateral-0.4%
837,533	Freddie Mac Gold Pool, Pool T62075, 3.000%, 9/1/2046	866,700

	FNMA Collateral-5.9%
467,140	Fannie Mae Pool, Pool MA0988, 4.000%, 2/1/2042	493,372
1,306,464	Fannie Mae Pool, Pool AL2984, 12M US L + 1.669%, 10/1/2042(1)	1,384,816
825,271	Fannie Mae Pool, Pool MA1371, 3.000%, 3/1/2043	854,591
593,471	Fannie Mae Pool, Pool MA1966, 4.500%, 6/1/2044	655,035
865,708	Fannie Mae Pool, Pool MA2270, 3.000%, 5/1/2045	895,648
2,933,821	Fannie Mae Pool, Pool MA2711, 3.000%, 8/1/2046	3,034,942
1,571,062	Fannie Mae Pool, Pool BM3178, 12M US L + 1.603%, 12/1/2047(1)	1,635,230
427,388	Fannie Mae Pool, Pool BK0870, 12M US L + 1.620%, 6/1/2048(1)	446,397
211,291	Fannie Mae Pool, Pool BH0724, 12M US L + 1.732%, 1/1/2049(1)	217,865
3,538,136	Fannie Mae Pool, Pool BO9776, 1Y US TI + 2.034%, 3/1/2049(1)	3,698,993
988,478	Fannie Mae Pool, Pool CA3453, 12M US L + 1.615%, 4/1/2049(1)	1,027,485
		14,344,374
	GNMA2 Collateral-0.8%
737,716	Ginnie Mae II Pool, Pool G24922, 4.000%, 1/20/2041	809,134
1,101,189	Ginnie Mae II Pool, Pool MA5766, 5.500%, 2/20/2049	1,218,626
		2,027,760
	Government National Mortgage Association-1.9%
1,650,831	Ginnie Mae II Pool, Pool A09704, 3.000%, 10/20/2036	1,747,652
2,221,114	Ginnie Mae II Pool, Pool AY5131, 3.000%, 6/20/2037	2,350,652
188,899	Ginnie Mae II Pool, Pool G24828, 4.500%, 10/20/2040	202,934

Shares/Principal Amount		Value
$233,888	Ginnie Mae I Pool, Pool 589693, 4.500%, 7/15/2029	$257,170
		4,558,408
	UMBS Collateral-1.1%
841,493	Fannie Mae Pool, Pool AE5463, 4.000%, 10/1/2040	926,859
1,515,684	Fannie Mae Pool, Pool AX5302, 4.000%, 1/1/2042	1,671,810
		2,598,669
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE-BACKED SECURITIES
(Cost $38,995,269)		39,680,332

TAXABLE MUNICIPAL BONDS-22.7%
	Alabama-0.8%
750,000	City of Brewton AL, 3.180%, 12/1/2034	770,401
1,000,000	Water Works Board of the City of Birmingham, 3.463%, 1/1/2039	1,055,616
		1,826,017
	Arkansas-0.9%
500,000	City of Benton AR Municipal Light & Water Works, 2.950%, 9/1/2034	516,686
	University of Arkansas:
500,000	3.382%, 9/1/2037	536,384
1,000,000	3.301%, 11/1/2039	1,051,315
		2,104,385
	California-6.7%
1,900,000	California Educational Facilities Authority, 3.686%, 4/1/2037	2,004,460
1,630,000	City of Fairfield CA, 4.358%, 6/1/2034	1,776,423
1,000,000	Contra Costa Community College District, 2.926%, 8/1/2038	1,041,351
1,000,000	El Dorado Irrigation District, 2.635%, 3/1/2035	1,014,856
500,000	Kings Canyon Unified School District, 3.212%, 8/1/2040	517,062
500,000	Pasadena Public Financing Authority, Build America Revenue Bonds, Series B, 6.998%, 3/1/2034	755,940
1,500,000	San Jose Unified School District, 2.306%, 8/1/2039	1,434,126
900,000	San Mateo Foster City School District, 2.731%, 8/1/2037	908,310
1,000,000	Santa Clara Valley, California, Transportation Authority Sales Tax Revenue, Build America Bonds, 5.876%, 4/1/2032	1,239,781
910,000	Santa Paula Utility Authority, 2.870%, 2/1/2034	949,267
3,000,000	Ventura County Public Financing Authority, 2.712%, 11/1/2034	3,088,341
725,000	West Contra Costa, California, Unified School District Bonds, 4.194%, 8/1/2033	823,063
500,000	West Sacramento Area Flood Control Agency, 3.082%, 9/1/2034	530,717
		16,083,697
Shares/Principal Amount		Value
	Colorado-0.4%
$1,000,000	Denver City & County Housing Authority, 2.936%, 12/1/2034	$1,043,543

	Florida-1.7%
3,000,000	Broward County FL Water & Sewer Utility Revenue, 3.338%, 10/1/2037	3,269,222
860,000	County of Palm Beach FL, 3.000%, 11/1/2035	909,563
		4,178,785
	Hawaii-0.5%
1,000,000	University of Hawaii, 3.850%, 10/1/2038	1,088,487

	Idaho-0.5%
1,000,000	Idaho State Building Authority Building Revenue State Office Campus Project Revenue Bonds, Series B, 3.580%, 9/1/2032	1,090,583

	Illinois-0.9%
2,000,000	McHenry & Kane Counties Community Consolidated School District No 158 Huntley, 2.940%, 2/15/2036	2,063,859

	Massachusetts-0.6%
1,500,000	Massachusetts School Building Authority, 2.950%, 5/15/2043	1,531,864

	Michigan-1.4%
1,400,000	Michigan State Building Authority, 2.705%, 10/15/2040	1,374,772
2,000,000	University of Michigan, 2.437%, 4/1/2040	2,002,067
		3,376,839
	New York-0.6%
700,000	City of New York NY, 5.985%, 12/1/2036	943,188
470,000	New York State Dormitory Authority State Personal Income Tax Revenue Build America Bonds, 5.500%, 3/15/2030	562,744
		1,505,932
	Ohio-0.7%
500,000	Ohio State Water Development Authority, Build America Revenue Bonds, 4.817%, 12/1/2030	603,358
565,000	Summit County Development Finance Authority, 3.201%, 11/15/2036	560,628
500,000	Warrensville Heights City School District, 3.406%, 12/1/2040	531,988
		1,695,974
	Oklahoma-1.3%
3,000,000	Glenpool Utility Services Authority, 3.565%, 12/1/2037	3,238,089

Shares/Principal Amount		Value
	Oregon-0.4%
$700,000	Washington County, Clean Water Services Sewer, Build America Revenue Bonds, 5.701%, 10/1/2030	$885,674

	Pennsylvania-0.2%
550,000	Borough of Columbia PA, 2.540%, 6/15/2038	539,613

	South Carolina-0.4%
1,000,000	Joint Municipal Water & Sewer Commission, 3.194%, 6/1/2039	1,066,498

	Texas-1.8%
500,000	Corpus Christi, Texas, Taxable Certificates Obligation Bonds, Series B, 4.950%, 3/1/2038	574,563
	Round Rock Transportation & Economic Development Corp.:
500,000	2.900%, 8/15/2038	511,149
500,000	3.000%, 8/15/2039	513,210
1,015,000	Stephen F Austin State University, 4.192%, 10/15/2035	1,113,832
500,000	Texas Public Finance Authority, 2.367%, 2/1/2038	483,325
1,000,000	Texas Transportation Commission, 2.562%, 4/1/2042	1,011,826
		4,207,905
	Utah-0.8%
1,870,000	Utah Municipal Power Agency, 3.806%, 7/1/2036	1,993,712

	Virginia-0.6%
1,395,000	Virginia Housing Development Authority, 3.050%, 8/1/2038	1,438,917

	West Virginia-1.5%
	Marshall University:
690,000	3.627%, 5/1/2034	725,630
2,000,000	3.677%, 5/1/2035	2,097,368
875,000	Putnam Public Service District, 2.889%, 4/1/2036	876,498
		3,699,496
TOTAL TAXABLE MUNICIPAL BONDS
(Cost $53,334,406)		54,659,869
Shares/Principal Amount		Value
SHORT TERM INVESTMENTS-3.6%
	Mutual Funds-3.6%
8,709,509	Federated Hermes Government Obligations Fund, Premier Class, 7-Day Yield 0.030% (at net asset value)	$8,709,509

TOTAL SHORT TERM INVESTMENTS
(Cost $8,709,509)	8,709,509

TOTAL INVESTMENTS-99.3%
(Cost $237,091,316)	239,501,205
OTHER ASSETS AND LIABILITIES-NET(2)-0.7%	1,625,506
NET ASSETS-100.0%	$241,126,711

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

Reference Rates:

1M US L - 1 Month LIBOR as of September 30, 2021 was 0.08%

12M US L - 12 Month LIBOR as of September 30, 2021 was 0.24%

1Y US TI -  1 Year US Treasury Index as of September 30, 2021 was 0.09%

(1)	Floating or variable rate security. The reference rate is described above. The Rate in effect as of September 30, 2021 is based on the reference rate plus the displayed spread as of the security's last reset date. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets as of September 30, 2021.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK WEST VIRGINIA MUNICIPAL BOND FUND

September 30, 2021 (Unaudited)

Shares/Principal Amount		Value
NON-TAXABLE MUNICIPAL BONDS-97.9%
	Ohio-1.1%
$1,100,000	Westerville, Ohio, General Obligation Limited Bonds, 5.000%, 12/1/2028	$1,233,940

	Pennsylvania-1.5%
1,425,000	Borough of Plum PA, 4.000%, 12/1/2034	1,708,337

	West Virginia-95.3%
	Berkeley County Building Commission:
580,000	2.000%, 6/1/2035	570,237
750,000	2.000%, 6/1/2040	712,180
1,500,000	Berkeley County Public Service Sewer District, 4.500%, 10/1/2032	1,613,579
300,000	Berkeley County, West Virginia, Building Commission Lease Revenue Bonds (County Facility Project), 3.000%, 12/1/2029	301,367
	Berkeley County, West Virginia, Building Commission Lease Revenue Bonds (Judicial Center Project):
100,000	Series B, 2.600%, 12/1/2023	102,799
100,000	Series B, 2.800%, 12/1/2024	103,030
	Berkeley County, West Virginia, Public Service District Revenue Bonds:
370,000	Series C, 3.000%, 12/1/2029	400,318
450,000	Series C, 3.400%, 12/1/2034	490,589
345,000	Series D, 3.000%, 12/1/2024	371,370
585,000	Series D, 3.000%, 12/1/2025	638,687
380,000	Berkeley County, West Virginia, Public Service District Water Revenue Bonds, Series A, 4.500%, 12/1/2033	411,578
	Berkeley County, West Virginia, Public Service Sewer District Revenue Bonds:
275,000	5.000%, 6/1/2027	327,794
950,000	5.000%, 6/1/2028	1,130,459
655,000	5.000%, 6/1/2029	777,442
620,000	Series A, 5.300%, 3/1/2029	622,292
285,000	Series C, 3.500%, 10/1/2025	285,731
	Brooke County, West Virginia, Board of Education General Obligation Unlimited Bonds:
1,065,000	4.000%, 6/1/2025	1,194,570
1,100,000	3.000%, 6/1/2026	1,187,328
965,000	3.000%, 6/1/2027	1,036,511
2,000,000	Cabell County Board of Education, 2.000%, 6/1/2033	2,045,365
Shares/Principal Amount		Value
	Calhoun County, West Virginia, Board of Education General Obligation Unlimited Bonds (Public Schools):
$195,000	3.600%, 6/1/2024	$195,468
205,000	3.750%, 6/1/2025	205,494
215,000	3.850%, 6/1/2026	215,512
265,000	City of Buckhannon, West Virginia, Commercial Development Revenue Bonds, Series A, 3.700%, 12/1/2028	265,293
595,000	City of Buckhannon, West Virginia, Waterworks Revenue Bonds, Series A, 4.000%, 3/1/2029	599,874
	City of Charles Town WV Waterworks & Sewerage System Revenue:
400,000	2.250%, 6/1/2035	405,307
315,000	3.000%, 6/1/2041	330,938
	City of Charles Town, West Virginia, Waterworks & Sewage System Revenue Bonds:
185,000	Series A, 3.000%, 3/1/2025	199,092
190,000	Series A, 3.000%, 3/1/2026	206,958
620,000	Series A, 4.000%, 3/1/2029	703,727
405,000	Series A, 3.500%, 12/1/2030	406,455
260,000	Series B, 3.000%, 10/1/2028	260,416
310,000	Series B, 4.000%, 6/1/2031	342,333
	City of Charleston, West Virginia, Sewage System Revenue Bonds:
310,000	4.000%, 7/1/2031	352,982
275,000	4.000%, 7/1/2032	312,892
300,000	City of Clarksburg WV Water Revenue, 2.000%, 6/1/2034	301,033
	City of Huntington, West Virginia, Sewerage System Revenue Bonds:
300,000	3.000%, 11/1/2026	319,420
300,000	3.000%, 11/1/2028	319,316
	City of Martinsburg, West Virginia, Combined Waterworks & Sewerage System Revenue Bonds:
250,000	Series A, 3.000%, 9/1/2023	250,519
490,000	Series A, 3.500%, 9/1/2027	491,073
	City of Saint Albans, West Virginia, Combined Waterworks & Sewerage System Revenue Bonds:
220,000	Series A, 4.250%, 6/1/2026	224,422
600,000	Series B, 4.000%, 12/1/2027	602,377
	City of Wheeling WV Waterworks & Sewerage System Revenue:
500,000	4.000%, 6/1/2035	608,847
500,000	4.000%, 6/1/2036	606,566
	City of Wheeling, West Virginia, Waterworks & Sewerage System Revenue Bonds:
500,000	4.000%, 6/1/2026	530,664
535,000	Series A, 3.000%, 6/1/2029	558,694
555,000	Series A, 3.000%, 6/1/2030	579,580

Shares/Principal Amount		Value
	Claywood Park Public Service District WV Water Revenue:
$950,000	3.000%, 11/1/2036	$1,004,175
680,000	3.000%, 11/1/2041	707,951
	Claywood Park Public Service District, West Virginia, Water Revenue Bonds:
110,000	Series C, 3.200%, 11/1/2029	112,567
225,000	Series C, 3.400%, 11/1/2031	230,536
380,000	Corporation of Shepherdstown, West Virginia, Water Revenue Bonds, 3.300%, 3/1/2032	382,206
	Fayette County Board of Education:
545,000	2.250%, 10/1/2030	545,868
500,000	2.000%, 10/1/2031	499,376
640,000	2.250%, 10/1/2032	640,570
565,000	2.500%, 10/1/2033	566,148
	Hampshire County, West Virginia, Building Commission Revenue Bonds:
355,000	Series A, 3.000%, 1/1/2029	359,579
380,000	Series A, 3.000%, 1/1/2031	382,707
1,660,000	Series A, 4.250%, 1/1/2035	1,738,080
2,265,000	Hancock, WV, 3.250%, 5/1/2036(1)(2)	2,437,399
1,000,000	Harrison County Building Commission, 3.500%, 10/1/2035	1,073,960
3,000,000	Jefferson County Board of Education, 2.000%, 6/1/2036	2,959,142
1,910,000	Mason County Public Service District Water Revenue, 3.000%, 12/1/2036	2,071,505
1,400,000	Monongalia County Building Commission, 2.000%, 2/1/2034	1,407,702
	Morgantown Utility Board, Inc.:
500,000	3.250%, 12/1/2032	546,472
500,000	4.000%, 12/1/2034	593,362
1,500,000	3.000%, 12/1/2040	1,594,550
1,430,000	Morgantown, West Virginia, Combined Utility System Revenue Bonds, Series A, 3.500%, 12/1/2035	1,574,620
200,000	Morgantown, West Virginia, Combined Utility System Revenue Bonds, Series A, 3.750%, 10/1/2032	208,169
	Morgantown, West Virginia, Utility Board Revenue Bonds:
1,000,000	Series A, 3.000%, 12/1/2028	1,093,829
1,000,000	Series A, 4.000%, 12/1/2029	1,154,597
1,210,000	Series A, 4.000%, 12/1/2030	1,393,180
1,000,000	Series A, 4.000%, 12/1/2031	1,148,767
	Ohio County Board of Education:
3,000,000	3.000%, 6/1/2033	3,329,697
635,000	3.000%, 6/1/2034	702,587
265,000	Putnam County, West Virginia, Public Service District Revenue Bonds, Series A, 3.500%, 4/1/2027	269,229
	Putnam Public Service District:
1,000,000	4.000%, 12/1/2039	1,077,650
1,150,000	3.000%, 11/1/2040	1,220,929
Shares/Principal Amount		Value
$1,000,000	3.000%, 4/1/2041	$1,046,867
1,000,000	3.000%, 6/1/2041	1,052,406
1,000,000	3.625%, 12/1/2045	1,042,852
1,110,000	Salem, West Virginia Sewer Revenue Bonds, Series A, 4.000%, 12/1/2032	1,160,626
500,000	State of West Virginia, 5.000%, 6/1/2033	624,974
795,000	Wayne County, West Virginia, Board of Education General Obligation Unlimited Bonds, 3.000%, 6/1/2026	840,826
500,000	West Virginia Commissioner Of Highways Special Obligation Surface Transportation Improvements Bonds, Series A, 5.000%, 9/1/2029	616,180
670,000	West Virginia Economic Development Authority Lease Revenue Bonds (Clarksburg Office Building), 3.500%, 6/1/2030	717,095
1,750,000	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile & Public), 4.000%, 6/1/2024	1,754,580
500,000	West Virginia Economic Development Authority Lease Revenue Bonds (Correctional Juvenile), 5.000%, 6/1/2022	501,763
	West Virginia Economic Development Authority Lease Revenue Bonds (Department of Environmental Protection):
1,280,000	Series B, 3.375%, 11/1/2025	1,315,731
755,000	Series B, 3.500%, 11/1/2026	775,932
1,650,000	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building & Parking Lot), Series A, 4.750%, 8/1/2029	1,655,802
	West Virginia Economic Development Authority Lease Revenue Bonds (State Office Building):
1,525,000	Series A, 5.000%, 6/1/2025	1,572,489
315,000	Series A, 3.375%, 6/1/2029	337,006
365,000	Series B, 3.375%, 10/1/2023	365,803
390,000	Series B, 3.500%, 10/1/2024	390,866
415,000	Series B, 3.625%, 10/1/2025	415,913
435,000	Series B, 3.750%, 10/1/2026	436,021
310,000	Series C, 3.500%, 6/1/2030	331,790
515,000	Series D, 5.000%, 6/1/2025	595,238
600,000	Series D, 3.250%, 6/1/2028	643,373
330,000	Series D, 3.375%, 6/1/2029	353,053
355,000	Series D, 3.500%, 6/1/2030	379,953
1,000,000	West Virginia Economic Development Authority Lottery Revenue Bonds, Series A, 5.000%, 7/1/2032	1,218,531

Shares/Principal Amount		Value
	West Virginia Higher Education Policy Commission Revenue Bonds (Higher Education Facilities):
$1,730,000	5.000%, 7/1/2034	$2,078,129
360,000	Series B, 3.200%, 4/1/2024	364,433
375,000	Series B, 3.375%, 4/1/2025	379,719
385,000	Series B, 3.500%, 4/1/2026	389,860
400,000	Series B, 3.600%, 4/1/2027	405,205
1,000,000	West Virginia Hospital Finance Authority Revenue Bonds (ARCs Improvement), Series D, 4.000%, 6/1/2029	1,134,799
585,000	West Virginia Hospital Finance Authority Revenue Bonds (West Virginia University Health System), Series A, 3.375%, 6/1/2029	644,326
	West Virginia Housing Development Fund:
500,000	2.000%, 11/1/2032	503,528
1,500,000	3.700%, 11/1/2032	1,620,472
500,000	3.375%, 11/1/2034	536,202
800,000	2.050%, 11/1/2035	797,693
400,000	3.950%, 11/1/2049	420,095
	West Virginia School Building Authority Excess Lottery Revenue Bonds:
500,000	Series A, 3.000%, 7/1/2025	509,379
700,000	Series A, 3.125%, 7/1/2026	712,870
370,000	Series B, 4.000%, 7/1/2023	371,067
	West Virginia School Building Authority Lottery Revenue Capital Improvement Bonds:
515,000	Series A, 5.000%, 7/1/2026	556,996
535,000	Series A, 5.000%, 7/1/2027	578,139
300,000	West Virginia State Bonds, Series A, 3.250%, 6/1/2033	331,405
500,000	West Virginia State Economic Development Authority Lottery Revenue Bonds, 3.000%, 6/15/2031	541,200
500,000	West Virginia State Hospital Finance Authority Refunding West Virginia United Health System, Series A, 4.000%, 6/1/2034	558,848
500,000	West Virginia State Housing Development Fund Revenue Bonds, Series A, Series A, 3.450%, 11/1/2033	541,200
1,030,000	West Virginia State University Revenues Revenue Bonds, Series A, 5.250%, 4/1/2028	1,194,890
1,000,000	West Virginia University, 4.000%, 10/1/2037	1,175,398
	West Virginia University Revenue Bonds (West Virginia University Project):
500,000	Series A, 5.000%, 10/1/2027	524,175
345,000	Series B, 5.000%, 10/1/2025	345,000
750,000	Series B, 4.125%, 10/1/2031	750,000
Shares/Principal Amount		Value
$500,000	West Virginia Water Development Authority, 4.000%, 10/1/2041	$545,522
500,000	West Virginia Water Development Authority Infrastructure Revenue Bonds, Series A, 5.000%, 10/1/2032	602,822
2,605,000	West Virginia Water Development Authority Infrastructure Revenue Bonds (West Virginia Infrastructure Jobs Program), Series A, 5.000%, 10/1/2029	3,152,071
250,000	West Virginia Water Development Authority Revenue Bonds (Loan Program I), Series B-I, 4.000%, 11/1/2024	259,940
1,395,000	West Virginia Water Development Authority Revenue Bonds (Loan Program), Series B-I, 4.000%, 11/1/2025	1,449,239
	West Virginia Water Development Authority Revenue Bonds (Loan Program II):
605,000	Series A-II, 3.000%, 11/1/2024	634,350
600,000	Series A-II, 3.250%, 11/1/2025	629,778
550,000	Series A-II, 5.000%, 11/1/2025	646,487
650,000	Series A-II, 5.000%, 11/1/2026	786,509
800,000	Series A-II, 3.000%, 11/1/2027	879,734
300,000	Series A-II, 3.125%, 11/1/2028	328,299
725,000	Series B-II, 4.000%, 11/1/2025	753,189
250,000	West Virginia Water Development Authority Revenue Bonds (Loan Program IV), Series A-IV, 5.000%, 11/1/2033	307,377
500,000	West Virginia, State Parkways Authority Senior Turnpike Toll Revenue Bonds, 5.000%, 6/1/2033	622,430
1,000,000	Wood County, West Virginia, Board of Education Public School General Obligation Unlimited Bonds, 3.000%, 6/1/2029	1,099,977
860,000	Wood County, West Virginia, Building Commission Lease Revenue Bonds, 4.000%, 1/1/2032	863,071
		109,417,080
TOTAL NON-TAXABLE MUNICIPAL BONDS
(Cost $107,781,379)		112,359,357

SHORT TERM INVESTMENTS-1.1%
	Mutual Funds-1.1%
1,309,663	Federated Hermes Government Obligations Fund, Premier Class, 7-Day Yield 0.030% (at net asset value)	1,309,663

TOTAL SHORT TERM INVESTMENTS
(Cost $1,309,663)		1,309,663

Shares/Principal Amount	Value
TOTAL INVESTMENTS-99.0%
(Cost $109,091,042)	$113,669,020
OTHER ASSETS AND LIABILITIES-NET(3)-1.0%	1,151,037
NET ASSETS-100.0%	$114,820,057

(1)	Floating or variable rate security. The reference rate is described above. The Rate in effect as of September 30, 2021 is based on the reference rate plus the displayed spread as of the security's last reset date.
(2)	Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2021, these securities amounted to a value of $2,437,399 or 2.12% of net assets. These Securities have been determined to be liquid pursuant to procedures adopted by the board.
(3)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets as of September 30, 2021.

See accompanying Notes to Quarterly Portfolio of Investments.

PORTFOLIO OF INVESTMENTS

WESMARK TACTICAL OPPORTUNITY FUND

September 30, 2021 (Unaudited)

Shares/Principal Amount		Value
EXCHANGE TRADED FUNDS-93.3%
BROAD DOMESTIC EQUITY-7.4%
8,398	SPDR S&P 500® ETF Trust	$3,603,918

TOTAL BROAD DOMESTIC EQUITY		3,603,918

BROAD DOMESTIC FIXED INCOME-17.1%
25,985	iShares® 7-10 Year Treasury Bond ETF	2,993,992
36,640	iShares® iBoxx $ Investment Grade Corporate Bond ETF	4,874,219
5,680	SPDR® Bloomberg Barclays Convertible Securities ETF	484,788

TOTAL BROAD DOMESTIC FIXED INCOME		8,352,999

COMMODITIES-6.2%
87,511	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	1,842,106
7,153	SPDR® Gold Shares(1)	1,174,666

TOTAL COMMODITIES		3,016,772

INTERNATIONAL (EX. U.S.) EQUITY-5.7%
26,311	iShares® MSCI EAFE ETF	2,052,521
12,065	iShares® MSCI Emerging Markets ex China ETF	731,621

TOTAL INTERNATIONAL (EX. U.S.) EQUITY		2,784,142

INTERNATIONAL (EX. U.S.) FIXED INCOME-4.1%
18,016	iShares® JP Morgan USD Emerging Markets Bond ETF	1,982,841

TOTAL INTERNATIONAL (EX. U.S.) FIXED INCOME		1,982,841

U.S. SECTOR FOCUSED EQUITY-29.1%
14,241	First Trust Consumer Discretionary AlphaDEX Fund	841,785
17,219	Health Care Select Sector SPDR® Fund	2,191,979
26,714	Industrial Select Sector SPDR® Fund	2,613,698
7,478	iShares® Biotechnology ETF	1,209,043
9,197	iShares® U.S. Broker-Dealers & Securities Exchanges ETF	960,167
18,798	iShares® US Regional Banks ETF	1,138,407
14,805	Materials Select Sector SPDR® Fund	1,171,224
14,570	Technology Select Sector SPDR® Fund	2,175,592
19,058	Vanguard® REIT ETF	1,939,723

TOTAL U.S. SECTOR FOCUSED EQUITY		14,241,618

U.S. SMALL AND MID CAP EQUITY-9.9%
22,233	iShares® Russell 2000® ETF	4,863,469

TOTAL U.S. SMALL AND MID CAP EQUITY		4,863,469

U.S. VALUE COMPANY FOCUSED EQUITY-13.8%
20,145	iShares® MSCI USA Quality Factor ETF	2,653,701
42,003	Vanguard® Mega Cap Value ETF	4,109,993

TOTAL U.S. VALUE COMPANY FOCUSED EQUITY		6,763,694

TOTAL EXCHANGE TRADED FUNDS
(Cost $40,615,226)		45,609,453

SHORT TERM INVESTMENTS-6.3%
	Mutual Funds-6.3%
3,068,008	Federated Hermes Government Obligations Fund, Premier Class, 7-Day Yield 0.030% (at net asset value)	3,068,008

TOTAL SHORT TERM INVESTMENTS
(Cost $3,068,008)	3,068,008

TOTAL INVESTMENTS-99.6%
(Cost $43,683,234)	48,677,461
OTHER ASSETS AND LIABILITIES-NET(2)-0.4%	200,259
NET ASSETS-100.0%	$48,877,720

(1)	Non-income producing security.
(2)	Assets, other than investments in securities, less liabilities.

Note	-	The categories of investments are shown as a percentage of net assets as of September 30, 2021.

See accompanying Notes to Quarterly Portfolio of Investments.

Notes to Quarterly Portfolio of Investments

September 30, 2021 (unaudited)

1. Organization

WesMark Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios (individually referred to as the “Fund”, or collectively as the “Funds”) which are presented herein:

Portfolio Name	Diversification	Investment Objective
WesMark Small Company Fund (“Small Company Fund”)	Diversified	To achieve capital appreciation
WesMark Large Company Fund (“Large Company Fund”)	Diversified	To achieve capital appreciation
WesMark Balanced Fund (“Balanced Fund”)	Diversified	To achieve capital appreciation and income
WesMark Government Bond Fund (“Government Bond Fund”)	Diversified	To achieve high current income consistent with preservation of capital
WesMark West Virginia Municipal Bond Fund (“West Virginia Municipal Bond Fund”)	Non-diversified	To achieve current income which is exempt from federal income tax and income taxes imposed by the State of West Virginia
WesMark Tactical Opportunity Fund (“Tactical Opportunity Fund”)	Diversified	To achieve capital appreciation

The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.

The accompanying financial statements were prepared in accordance with GAAP in the United States, which require the use of estimates made by management of the Funds. Actual results could differ from those estimated. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services - Investment Companies.

Investment Valuation – In calculating its net asset value (NAV), the Funds generally value investments as follows:

››	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
››	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
››	Fixed-income securities acquired with remaining maturities of 60 days or less may be valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
››	Options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.

››	Shares of other mutual funds are valued based upon their reported NAVs.

If the Funds cannot obtain a price or price evaluation from a pricing service for an investment, the Funds may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Funds use the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Funds could purchase or sell an investment at the price used to calculate the Funds’ NAVs.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. The Funds normally use mid evaluations (a price evaluation indicative of a price between the bid and asked prices for an investment) for fixed-income securities. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

››	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

››	With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets; and

››	Corporate announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Funds may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Funds will determine the fair value of the investment using another method approved by the Trustees.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized in the three broad Levels listed below:

▪	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.
▪	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
▪	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of September 30, 2021, in valuing the Funds’ investments carried at value:

Small Company Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Common Stocks	$116,716,350	$–	$–	$116,716,350
Exchange Traded Funds	6,452,828	–	–	6,452,828
Short Term Investments	7,691,724	–	–	7,691,724
Total	$130,860,902	$–	$–	$130,860,902

Small Company Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$116,716,350	$–	$–	$116,716,350
Exchange Traded Funds	6,452,828	–	–	6,452,828
Short Term Investments	7,691,724	–	–	7,691,724
Total	$130,860,902	$–	$–	$130,860,902

Large Company Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$375,429,941	$–	$–	$375,429,941
Exchange Traded Funds	7,827,943	–	–	7,827,943
Short Term Investments	5,847,872	–	–	5,847,872
Total	$389,105,756	$–	$–	$389,105,756

Balanced Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$79,855,994	$–	$–	$79,855,994
Exchange Traded Funds	2,982,363	–	–	2,982,363
Corporate Bonds	–	22,936,121	–	22,936,121
U.S. Government Agency - Collateralized Mortgage Obligations	–	1,836,251	–	1,836,251
Commercial Mortgage-Backed Securities	–	2,076,088	–	2,076,088
U.S. Government Agency - Mortgage-Backed Securities	–	5,032,351	–	5,032,351
Taxable Municipal Bonds	–	2,352,923	–	2,352,923
Non-Taxable Municipal Bonds	–	474,165	–	474,165
Short Term Investments	1,724,563	–	–	1,724,563
Total	$84,562,920	$34,707,899	$–	$119,270,819

Government Bond Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Government Agency - Collateralized Mortgage Obligations	$–	$136,451,495	$–	$136,451,495
U.S. Government Agency - Mortgage-Backed Securities	–	39,680,332	–	39,680,332
Taxable Municipal Bonds	–	54,659,869	–	54,659,869
Short Term Investments	8,709,509	–	–	8,709,509
Total	$8,709,509	$230,791,696	$–	$239,501,205

West Virginia Municipal Bond Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Non-Taxable Municipal Bonds	$–	$112,359,357	$–	$112,359,357
Short Term Investments	1,309,663	–	–	1,309,663
Total	$1,309,663	$112,359,357	$–	$113,669,020

Tactical Opportunity Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$45,609,453	$–	$–	$45,609,453
Short Term Investments	3,068,008	–	–	3,068,008
Total	$48,677,461	$–	$–	$48,677,461

All securities of the Funds were valued using either Level 1 or Level 2 inputs during the nine months ended September 30, 2021. Thus, a reconciliation of assets in which unobservable inputs (Level 3) were used is not applicable for the Funds.

*	For detailed descriptions of sector and/or geography classifications, see the accompanying Portfolios of Investments.

Investment Income, Expenses and Distributions – Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Trust level expenses are allocated to each Fund based on net assets, equally across all Funds, or to a specific Fund, whichever is deemed most appropriate for a particular expense. Each Fund pays its own expenses.

Distributions of net investment income, if any, for the Small Company Fund, Large Company Fund and Tactical Opportunity Fund are declared and paid quarterly. Distributions of net investment income for the Balanced Fund are declared and paid monthly, and distributions of net investment income for the Government Bond Fund and West Virginia Municipal Bond Fund are declared daily and paid monthly. Distributions of capital gains, if any, for Small Company Fund, Large Company Fund, Balanced Fund, and Tactical Opportunity Fund are declared and paid annually.

Premium and Discount Amortization/Paydown Gains and Losses – All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

When-Issued and Delayed Delivery Transactions – The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities – Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

3. Derivative Instruments and Hedging Activities:

The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ exposure to derivative contracts and hybrid instruments, either directly or indirectly through another investment company, may involve risks different from or possibly greater than the risk associated with investing directly in a security instead of the derivative. Risks include: 1) the value of the derivative may not correlate with the value of the underlying security or may correlate inversely; 2) any potential risk reduction may be offset with gain limitations; 3) derivatives may be difficult to price; 4) possible adverse tax consequences; 5) other risks, such as but not limited to, stock market, interest rate, credit, currency, liquidity, and leverage risks.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may use derivatives that increase or decrease a Fund’s exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Interest Rate Risk: Changes in interest rates will affect the value of a Fund’s investments. In general, as interest rates rise, bond prices fall, and as interest rates fall, bond prices rise. Interest rate risk is generally greater for funds that invest a significant portion of their assets in high yield securities.

Writing Covered Call Options and Purchasing Put Options

The Funds will not write call options on securities unless the securities are held in the Fund’s portfolio or unless the Fund is entitled to them in deliverable forms without further payment or after segregating cash in the amount of any further payment.

The Funds will not purchase put options on securities unless the securities are held in the Fund’s portfolio.

Option contracts (options) - are rights to buy or sell usually a security for a specified price within a specified period. The seller of the option receives a payment, or premium, from the buyer, which the seller keeps regardless of whether the buyer uses (or exercises) the option. Options can trade on exchanges or in the over the counter (OTC) market and may be bought or sold on a wide variety of securities.

A Fund may buy and/or sell the following types of options:

Call Options

A call option gives the holder (buyer) the right to buy the underlying security from the seller (writer) of the option. A Fund may use call options in the following ways:

››	Buy call options on a security in anticipation of an increase in the value of the security; and

››	Sell call options on a security to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying security. If a Fund writes a call option on a security that it owns and that call option is exercised, a Fund must deliver the security to the buyer and foregoes any possible profit from an increase in the market price of the security over the exercise price plus the premium received.

Put Options

A put option gives the holder the right to sell the security to the writer of the option. A Fund may use put options in the following ways:

››	Buy put options on a security in anticipation of a decrease in the value of the security; and

››	Write put options on a security to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the security. In writing puts, there is a risk that a Fund may be required to take delivery of the security when its current market price is lower than the exercise price.

A Fund may also buy or write options, as needed, to close out existing option positions. Finally, a Fund may enter into combinations of options contracts in an attempt to benefit from changes in the prices of those options contracts (without regard to changes in the value of the security).

4. Concentration of Risk

Since the West Virginia Municipal Bond Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, as of September 30, 2021, 29% of the securities in the portfolio were backed by letters of credit, bond insurance of various financial institutions, or financial guaranty assurance agencies.

Additionally, the Funds may invest a portion of their assets in securities of companies that are deemed by the Funds’ management to be classified in similar business sectors. The economic developments within a particular sector may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an effect on the liquidity and volatility of portfolio securities.